Disclosure of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Short-term employee salaries and benefits	$ 2,240	$ 2,206
Share-based payments	3,230	1,425
Total compensation	$ 5,470	$ 3,631